Annual Total Returns- Janus Henderson Global Allocation Fund - Moderate (Class A C S I T Shares) [BarChart] - Class A C S I T Shares - Janus Henderson Global Allocation Fund - Moderate - Class T	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	12.19%	(2.61%)	12.59%	15.22%	3.36%	(2.24%)	2.97%	16.22%	(6.74%)	15.60%